As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23011

PENN CAPITAL FUNDS TRUST
 (Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center 1200 Intrepid Ave, Suite 400 Philadelphia, Pennsylvania 19112

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center 1200 Intrepid Ave, Suite 400 Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103
(215) 302-1500
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

PENN Capital Small/Mid Cap Equity Fund
Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks: 94.5%	Shares	Value
Air Freight & Logistics: 1.8%
XPO Logistics, Inc.(a)	5,090	$186,650
Airlines: 0.9%
Spirit Airlines, Inc.(a)	2,236	95,097
Banks: 7.7%
BankUnited, Inc.	4,989	150,668
BNC Bancorp	8,573	208,496
Opus Bank	4,176	147,705
PacWest Bancorp	3,298	141,517
Western Alliance Bancorp(a)	3,693	138,635
		787,021
Building Products: 1.8%
A. O. Smith Water Products Co.	1,871	184,836
Capital Markets: 1.5%
Affiliated Managers Group, Inc.(a)	1,083	156,710
Chemicals: 1.2%
Valvoline, Inc.(a)	5,136	120,645
Commercial Services & Supplies: 1.6%
Mobile Mini, Inc.	5,529	166,976
Construction Materials: 1.9%
Summit Materials, Inc.(a)	10,623	197,057
Consumer Finance: 1.1%
Sallie Mae Corp.(a)	15,201	113,551
Containers & Packaging: 1.6%
Berry Plastics Group, Inc.(a)	3,588	157,334
Diversified Financial Services: 2.1%
Bats Global Markets, Inc.	4,694	141,430
FNF Group	2,017	74,448
		215,878
Diversified Telecommunication Services: 1.9%
8x8, Inc.(a)	12,506	192,968
Electronic Equipment, Instruments & Components: 1.4%
Mercury Systems, Inc.(a)	5,607	137,764
Energy Equipment & Services: 3.6%
Superior Energy Services, Inc.	9,689	173,433
U.S. Silica Holdings, Inc.	4,106	191,175
		364,608
Health Care Equipment & Supplies: 1.6%
NuVasive, Inc.(a)	2,385	158,984
Health Care Providers & Services: 4.2%
Acadia Healthcare Co., Inc.(a)	3,041	150,681
Envision Healthcare Holdings, Inc.(a)	5,552	123,643
WellCare Health Plans, Inc.(a)	1,307	153,037
		427,361

Hotels, Restaurants & Leisure: 6.6%
Boyd Gaming Corp.(a)	4,486	88,733
Fiesta Restaurant Group, Inc.(a)	3,816	91,584
Jack In The Box, Inc.	1,486	142,567
La Quinta Holdings, Inc.(a)	8,039	89,876
Red Rock Resorts, Inc.	6,433	151,755
SeaWorld Entertainment, Inc.	7,861	105,966
		670,481
Household Durables: 3.2%
CalAtlantic Group, Inc.	5,019	167,835
TopBuild Corp.(a)	4,642	154,115
		321,950
Industrial Conglomerates: 1.5%
Carlisle Companies, Inc.	1,468	150,573
Insurance: 1.3%
Arch Capital Group Ltd.(a)	1,656	131,254
Internet Software & Services: 4.0%
GoDaddy, Inc.(a)	5,673	195,889
Match Group, Inc.(a)	11,924	212,128
		408,017
Leisure Products: 1.3%
Brunswick Corp.	2,638	128,682
Life Sciences Tools & Services: 1.3%
ICON plc(a)	1,706	131,993
Machinery: 1.7%
Oshkosh Corp.	3,131	175,336
Media: 6.7%
E. W. Scripps Co.(a)	8,727	138,759
Gray Television, Inc.(a)	11,704	121,254
Lions Gate Entertainment Corp.	4,779	95,532
Live Nation Entertainment, Inc.(a)	3,783	103,957
Media General, Inc.(a)	2,705	49,853
Nexstar Broadcasting Group, Inc.	3,072	177,285
		686,640
Multiline Retail: 1.6%
Burlington Stores, Inc.(a)	1,947	157,746
Oil, Gas & Consumable Fuels: 5.8%
Carrizo Oil & Gas, Inc.(a)	4,042	164,186
Gulfport Energy Corp.(a)	5,498	155,319
Rice Energy, Inc.(a)	5,019	131,046
WPX Energy, Inc.(a)	10,937	144,259
		594,810
Pharmaceuticals: 4.3%
Akorn, Inc.(a)	5,521	150,502
Depomed, Inc.(a)	7,384	184,526
Impax Laboratories, Inc.(a)	4,515	107,006
		442,034
Professional Services: 1.8%
TransUnion(a)	5,296	182,712
Road & Rail: 1.6%
Genesee & Wyoming, Inc.(a)	2,360	162,722
Semiconductors & Semiconductor Equipment: 4.8%
Cavium, Inc.(a)	3,541	206,086
Rambus, Inc.(a)	5,915	73,938
Tessera Technologies, Inc.	5,410	207,960
		487,984

Software: 6.5%
Ellie Mae, Inc.(a)	1,619	170,481
Fair Isaac Corp.	881	109,764
Fortinet, Inc.(a)	2,854	105,398
NICE Systems Ltd.	2,104	140,842
Tyler Technologies, Inc.(a)	788	134,929
		661,414
Specialty Retail: 1.3%
Select Comfort Corp.(a)	6,054	130,766
TravelCenters of America(a)	1	4
		130,770
Trading Companies & Distributors: 3.3%
HD Supply Holdings, Inc.(a)	4,961	158,653
United Rentals, Inc.(a)	2,234	175,346
		333,999
Total Common Stocks (cost $8,978,899)		9,622,557

Real Estate Investment Trusts (REITs): 4.6%
Columbia Property Trust, Inc.	5,214	116,741
FelCor Lodging Trust, Inc.	18,304	117,695
Gaming & Leisure Properties, Inc.	3,127	104,598
MGM Growth Properties LLC	4,916	128,160
Total Real Estate Investment Trusts (REITs) (cost $490,108)		467,194

Short-Term Investments: 1.6%
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.22%(b)	158,962	158,962
Total Short-Term Investments (cost $158,962)		158,962

Total Investments - 100.7% (cost $9,627,969)		10,248,713
Liabilities in Excess of Other Assets (0.7)%		(66,626)
Net Assets: 100.0%		$10,182,087

(a) No distribution or dividend was made during the period ending September 30, 2016. As such, it is classified as a non-income producing security as of September 30, 2016.
(b) Rate reported is the current yield as of September 30, 2016.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments	$9,627,969
Gross unrealized appreciation	1,168,406
Gross unrealized depreciation	(547,662)
Net unrealized appreciation	$620,744

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

PENN Capital Small Cap Equity Fund
Schedule of Investments	September 30, 2016 (Unaudited)

Common Stocks: 97.1%	Shares	Value
Banks: 11.3%
Banc of California, Inc.	2,428	$42,393
Capital Bank Financial Corp.	4,529	145,426
Cascade Bancorp(a)	8,584	52,019
Chemical Financial Corp.	1,658	73,168
FCB Financial Holdings, Inc.(a)	3,870	148,724
Pinnacle Financial Partners, Inc.	2,869	155,155
Texas Capital Bancshares, Inc.(a)	3,185	174,920
Webster Financial Corp.	3,366	127,942
Western Alliance Bancorp(a)	4,178	156,842
		1,076,589
Capital Markets: 1.8%
KCG Holdings, Inc.(a)	6,737	104,625
OM Asset Management plc	4,659	64,807
		169,432
Chemicals: 2.8%
Huntsman Corp.	11,582	188,439
PolyOne Corp.	2,440	82,497
		270,936
Commercial Services & Supplies: 1.9%
HNI Corp.	1,731	68,894
Mobile Mini, Inc.	3,638	109,867
		178,761
Communications Equipment: 0.8%
ShoreTel, Inc.(a)	9,640	77,120
Construction & Engineering: 1.1%
Tutor Perini Corp.(a)	5,016	107,694
Construction Materials: 2.9%
Headwaters, Inc.(a)	6,789	114,870
Summit Materials, Inc.(a)	8,535	158,324
		273,194
Diversified Telecommunication Services: 0.9%
8x8, Inc.(a)	5,475	84,479
Electronic Equipment, Instruments & Components: 2.1%
Mercury Systems, Inc.(a)	4,872	119,705
Methode Electronics, Inc.	2,292	80,151
		199,856
Energy Equipment & Services: 4.6%
Fairmount Santrol Holdings, Inc.(a)	10,522	89,227
Superior Energy Services, Inc.	9,316	166,756
U.S. Silica Holdings, Inc.	3,877	180,513
		436,496
Health Care Equipment & Supplies: 3.8%
Natus Medical, Inc.(a)	3,955	155,392
NuVasive, Inc.(a)	1,798	119,855
Wright Medical Group NV(a)	3,744	91,840
		367,087
Health Care Providers & Services: 1.3%
WellCare Health Plans, Inc.(a)	1,080	126,457
Hotels, Restaurants & Leisure: 8.7%
Belmond Ltd.(a)	6,931	88,093

Fiesta Restaurant Group, Inc.(a)	2,810	67,440
Jack In The Box, Inc.	1,012	97,091
Penn National Gaming, Inc.(a)	6,309	85,613
Pinnacle Entertainment, Inc.(a)	10,740	132,532
Red Rock Resorts, Inc.	6,469	152,604
Scientific Games Corp.(a)	9,924	111,843
SeaWorld Entertainment, Inc.	6,888	92,850
		828,066
Household Durables: 1.5%
TopBuild Corp.(a)	4,193	139,208
Independent Power and Renewable Electricity Producers: 1.0%
Dynegy, Inc.(a)	7,772	96,295
Internet Software & Services: 0.9%
Gogo, Inc.(a)	8,086	89,269
IT Services: 1.3%
Interxion Holding NV(a)	3,473	125,792
Life Sciences Tools & Services: 2.1%
Cambrex Corp.(a)	2,534	112,662
ICON plc(a)	1,160	89,749
		202,411
Machinery: 4.3%
Atkore International Group, Inc.(a)	5,187	97,204
Harsco Corp.	11,423	113,431
Rexnord Corp.(a)	5,971	127,839
SPX FLOW, Inc.(a)	2,342	72,415
		410,889
Media: 9.2%
E. W. Scripps Co.(a)	10,524	167,332
Gray Television, Inc.(a)	18,296	189,546
IMAX Corp.(a)	3,419	99,048
Media General, Inc.(a)	3,151	58,073
Nexstar Broadcasting Group, Inc.	3,048	175,900
Sinclair Broadcast Group, Inc.	4,843	139,866
Townsquare Media, Inc.(a)	5,391	50,352
		880,117
Oil, Gas & Consumable Fuels: 9.1%
Callon Petroleum Co.(a)	7,623	119,681
Carrizo Oil & Gas, Inc.(a)	3,249	131,975
Oasis Petroleum, Inc.(a)	12,615	144,694
Rice Energy, Inc.(a)	7,330	191,386
Sanchez Energy Corp.(a)	12,987	114,805
WPX Energy, Inc.(a)	12,863	169,663
		872,204
Pharmaceuticals: 4.1%
Akorn, Inc.(a)	5,215	142,161
Depomed, Inc.(a)	5,931	148,216
Impax Laboratories, Inc.(a)	4,445	105,347
		395,724

Road & Rail: 3.2%
Genesee & Wyoming, Inc.(a)	2,377	163,894
Swift Transportation Co.(a)	6,747	144,858
		308,752
Semiconductors & Semiconductor Equipment: 5.4%
Cavium, Inc.(a)	2,828	164,590
Cree, Inc.(a)	2,142	55,092
Semtech Corp.(a)	3,402	94,338
Tessera Technologies, Inc.	5,160	198,350
		512,370
Software: 6.7%
Callidus Software, Inc.(a)	6,149	112,834
Ellie Mae, Inc.(a)	1,344	141,523
Imperva, Inc.(a)	1,676	90,018
Model N, Inc.(a)	6,643	73,804
NICE Systems Ltd.	2,067	138,365
Tyler Technologies, Inc.(a)	527	90,238
		646,782
Specialty Retail: 2.0%
Five Below, Inc.(a)	2,276	91,700
Select Comfort Corp.(a)	4,613	99,641
		191,341
Textiles, Apparel & Luxury Goods: 0.8%
G-III Apparel Group Ltd.(a)	2,617	76,286
Trading Companies & Distributors: 1.5%
Beacon Roofing Supply, Inc.(a)	3,437	144,595
Total Common Stocks (cost $8,306,957)		9,288,202

Real Estate Investment Trusts (REITs): 2.0%
FelCor Lodging Trust, Inc.	19,005	122,202
Washington Prime Group, Inc.	5,252	65,020
Total Real Estate Investment Trusts (REITs) (cost $210,815)		187,222

Short-Term Investments: 1.4%
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.22%(b)	133,222	133,222
Total Short-Term Investments (cost $133,222)		133,222

Total Investments - 100.5% (cost $8,650,994)		9,608,646
Liabilities in Excess of Other Assets (0.5)%		(44,203)
Net Assets: 100.0%		$9,564,443

(a)	No distribution or dividend was made during the period ending September 30, 2016. As such, it is classified as a non-income producing security as of September 30, 2016.
(b)	Rate reported is the current yield as of September 30, 2016.

	The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

	Cost of investments	$8,650,994
	Gross unrealized appreciation	1,275,057
	Gross unrealized depreciation	(317,405)
	Net unrealized appreciation	$957,652

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous
	fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent annual report.

PENN Capital Opportunistic High Yield Fund
Schedule of Investments	September 30, 2016 (Unaudited)

Corporate Bonds: 95.5%	Principal	Value
Agriculture: 1.1%
Simmons Foods, Inc., 7.875%, 10/1/21(a)(d)	90,000	$89,775
Airline Companies: 1.2%
Air Canada, 7.750%, 4/15/21(a)	50,000	54,000
American Airlines Group, Inc., 4.625%, 3/1/20(a)	30,000	30,300
American Airlines Group, Inc., 5.500%, 10/1/19(a)	20,000	20,750
		105,050
Automotive: 0.6%
Navistar International Corp., 8.250%, 11/1/21	50,000	49,500
Banking: 1.4%
Ally Financial, Inc., 5.750%, 11/20/25	65,000	68,006
Ally Financial, Inc., 5.125%, 9/30/24	50,000	53,000
		121,006
Beverage: 0.5%
Cott Beverages, Inc., 5.375%, 7/1/22	45,000	46,350
Building & Construction: 1.4%
Ashton Woods LLC, 6.875%, 2/15/21(a)	40,000	38,800
Beazer Homes USA, Inc., 8.750%, 3/15/22(a)	20,000	21,100
William Lyon Homes, Inc., 8.500%, 11/15/20	60,000	62,700
		122,600
Building Materials: 1.1%
Griffon Corp., 5.250%, 3/1/22	55,000	55,206
US Concrete, Inc., 6.375%, 6/1/24	40,000	41,500
		96,706
Chemical Companies: 0.6%
Blue Cube Spinco, Inc., 9.750%, 10/15/23	20,000	23,500
Platform Specialty Products, 6.500%, 2/1/22(a)	25,000	24,312
		47,812
Computer Hardware: 7.6%
Dell, Inc., 7.125%, 6/15/24(a)	10,000	10,998
Dell, Inc., 8.100%, 7/15/36(a)	140,000	164,841
Dell, Inc., 6.020%, 6/15/26(a)	10,000	10,969
Diamond 1 Finance Corp., 8.350%, 7/15/46(a)	15,000	17,968
Micron Technology, Inc., 5.625%, 1/15/26(a)	30,000	28,875
Micron Technology, Inc., 5.250%, 8/1/23(a)	45,000	44,100
Micron Technology, Inc., 5.875%, 2/15/22	15,000	15,394
Qorvo, Inc., 6.750%, 12/1/23	40,000	43,150
Seagate HDD Cayman, 4.875%, 6/1/27	35,000	31,080
Seagate HDD Cayman, 5.750%, 12/1/34	50,000	41,625
Western Digital Corp., 10.500%, 4/1/24(a)	165,000	191,606
Western Digital Corp., 7.375%, 4/1/23(a)	35,000	38,413
		639,019
Consumer - Products: 0.6%
Radio Systems Corp., 8.375%, 11/1/19(a)(d)	45,000	46,969
Consumer/Commercial/Lease Financing: 1.5%
Aircastle Ltd., 7.625%, 4/15/20	25,000	28,469
Ally Financial, Inc., 8.000%, 11/1/31	25,000	30,812
International Lease Financial Corp., 8.625%, 1/15/22	55,000	67,650
		126,931
Diversified Capital Goods: 1.5%
Anixter International, Inc., 5.125%, 10/1/21	50,000	52,312

Gardner Denver, Inc., 6.875%, 8/15/21(a)	55,000	51,563
Harsco Corp., 5.750%, 5/15/18	20,000	20,325
		124,200
Electric - Generation: 3.7%
Calpine Corp., 5.750%, 1/15/25	20,000	19,725
Calpine Corp., 5.375%, 1/15/23	65,000	64,756
Dynegy, Inc., 7.375%, 11/1/22	60,000	59,250
Dynegy, Inc., 6.750%, 11/1/19	20,000	20,500
NRG Energy, Inc., 6.625%, 1/15/27(a)	40,000	39,200
NRG Energy, Inc., 6.625%, 3/15/23	110,000	111,100
		314,531
Electrical Equipment: 0.2%
Cortes NP Acquisition Corp., 9.250%, 10/15/24(a)	15,000	15,000
Energy - Exploration & Production: 8.8%
Alta Mesa Holdings, L.P., 9.625%, 10/15/18	25,000	23,562
Antero Resources Corp., 5.125%, 12/1/22	30,000	30,225
Antero Resources Corp., 5.375%, 11/1/21	20,000	20,250
Approach Resources, Inc., 7.000%, 6/15/21(d)	30,000	24,000
Bill Barrett Corp., 7.000%, 10/15/22	45,000	34,762
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	40,000	41,400
Chesapeake Energy Corp., 6.625%, 8/15/20	45,000	42,188
Comstock Resources, Inc., 10.000%, 3/15/20(f)	50,000	46,250
Continental Resources, Inc., 5.000%, 9/15/22	20,000	19,950
Endeavor Energy Resources, L.P., 7.000%, 8/15/21(a)	30,000	30,825
Freeport-McMoRan Oil & Gas LLC, 6.125%, 6/15/19	20,000	20,400
Gastar Exploration, Inc., 8.625%, 5/15/18	55,000	46,200
Gulfport Energy Corp., 7.750%, 11/1/20	20,000	20,775
Gulfport Energy Corp., 6.625%, 5/1/23	15,000	15,375
Halcon Resources Corp., 8.625%, 2/1/20(a)(e)	35,000	35,175
Jones Energy Holdings LLC, 6.750%, 4/1/22	50,000	42,500
NGL Energy Partners, L.P., 5.125%, 7/15/19	25,000	23,500
Oasis Petroleum, Inc., 6.875%, 3/15/22	15,000	14,363
PetroQuest Energy, Inc., 10.000%, 2/15/21	55,000	42,625
Resolute Energy Corp., 8.500%, 5/1/20	75,000	69,750
Sanchez Energy Corp., 6.125%, 1/15/23	60,000	48,150
Unit Corp., 6.625%, 5/15/21	55,000	46,750
		738,975
Entertainment: 0.3%
Viking Cruises Ltd., 8.500%, 10/15/22(a)	25,000	25,625
Food - Wholesale: 1.3%
JBS USA, Inc., 5.875%, 7/15/24(a)	60,000	59,700
JBS USA, Inc., 7.250%, 6/1/21(a)	45,000	46,238
		105,938

Gaming: 3.0%
Caesars Entertainment Resort Properties LLC, 11.000%, 10/1/21	35,000	37,669
MGM Growth Properties Operating Partnership, L.P., 5.625%, 5/1/24(a)	40,000	43,388
MGM Resorts International, 7.750%, 3/15/22	55,000	63,800
MGM Resorts International, 4.625%, 9/1/26	25,000	24,375
Scientific Games Corp., 8.125%, 9/15/18	40,000	40,100
Scientific Games International, Inc., 7.000%, 1/1/22(a)	20,000	21,150
Scientific Games International, Inc., 6.250%, 9/1/20(d)	30,000	23,100
		253,582
Gas Distribution: 9.1%
Blue Racer Midstream, 6.125%, 11/15/22(a)	45,000	43,987
DCP Midstream Partners, L.P., 4.950%, 4/1/22	33,000	33,619
DCP Midstream Partners, L.P., 3.875%, 3/15/23(d)	35,000	33,425
DCP Midstream Partners, L.P., 9.750%, 3/15/19(a)	55,000	61,160
DCP Midstream Partners, L.P., 5.850%, 5/21/43(a)(d)	80,000	66,400
MPLX, L.P., 4.500%, 7/15/23	70,000	71,391
MPLX, L.P., 5.500%, 2/15/23	15,000	15,500
NGL Energy Partners, L.P., 6.875%, 10/15/21	10,000	9,475
NGPL PipeCo LLC, 7.768%, 12/15/37(a)	25,000	27,125
Rockies Express Pipeline, 6.875%, 4/15/40(a)(d)	75,000	77,250
Rockies Express Pipeline, 5.625%, 4/15/20(a)	25,000	26,375
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27(a)	30,000	30,750
Sabine Pass Liquefaction LLC, 6.250%, 3/15/22	100,000	109,500
Sunoco, L.P., 5.500%, 8/1/20	35,000	35,262
Sunoco, L.P., 6.375%, 4/1/23	20,000	20,550
Targa Resources Partners, L.P., 5.250%, 5/1/23	30,000	30,375
Targa Resources Partners, L.P., 6.875%, 2/1/21	45,000	46,463
Williams Partners, L.P., 6.300%, 4/15/40	15,000	16,521
Williams Partners, L.P., 5.100%, 9/15/45	15,000	14,668
		769,796
Health Services: 2.7%
Acadia Healthcare Company, Inc., 6.125%, 3/15/21	35,000	36,137
AmSurg Corp., 5.625%, 7/15/22	30,000	30,675
Centene Corp., 6.125%, 2/15/24	30,000	32,550
HealthSouth Corp., 5.750%, 9/15/25	45,000	46,913
Select Medical Corp., 6.375%, 6/1/21	85,000	83,619
		229,894
Hospitals: 2.0%
Community Health Systems, Inc., 5.125%, 8/1/21	40,000	39,600
Community Health Systems, Inc., 8.000%, 11/15/19	20,000	19,600
HCA Holdings, Inc., 7.500%, 2/15/22	25,000	28,688
HCA Holdings, Inc., 5.250%, 6/15/26	15,000	15,937
HCA Holdings, Inc., 5.375%, 2/1/25	20,000	20,650
Tenet Healthcare Corp., 8.125%, 4/1/22	45,000	45,000
		169,475
Hotels: 0.7%
FelCor Lodging Partnership Ltd., 5.625%, 3/1/23	60,000	61,650
Household & Leisure Products/Durables: 0.6%
Serta Simmons Holdings, 8.125%, 10/1/20(a)	45,000	47,025
Investments & Miscellaneous Financial Services: 2.3%
Cardtronics, Inc., 5.125%, 8/1/22	35,000	35,787
First Data Corp., 5.750%, 1/15/24(a)	50,000	51,375

First Data Corp., 5.000%, 1/15/24(a)	30,000	30,450
First Data Corp., 7.000%, 12/1/23(a)	75,000	79,313
		196,925
Machinery Companies: 0.4%
Zekelman Industries, Inc., 9.875%, 6/15/23(a)	30,000	31,650
Media - Broadcast: 5.1%
Ensco PLC, 5.750%, 10/1/44	15,000	9,160
Entercom Communications, 10.500%, 12/1/19	40,000	41,650
Gray Television, Inc., 5.875%, 7/15/26(a)	25,000	25,187
Gray Television, Inc., 5.125%, 10/15/24(a)	10,000	9,813
iHeartCommunications, Inc., 9.000%, 12/15/19	80,000	63,300
iHeartCommunications, Inc., 10.000%, 1/15/18	65,000	42,575
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	65,000	67,519
Radio One, Inc., 7.375%, 10/15/22(a)	45,000	45,225
Radio One, Inc., 9.250%, 2/15/20(a)(d)	90,000	83,925
Sinclair Broadcast Group, Inc., 5.625%, 8/1/24(a)	45,000	46,013
		434,367
Media - Cable: 3.2%
Cablevision Systems Corp., 5.875%, 9/15/22	45,000	40,950
Cequel Communications Holdings, 6.375%, 9/15/20(a)	30,000	30,900
CSC Holdings, Inc., 6.750%, 11/15/21	60,000	63,450
Dish Network Corp., 7.750%, 7/1/26	20,000	21,250
Dish Network Corp., 6.750%, 6/1/21	40,000	43,100
Midcontinent Communications, 6.250%, 8/1/21(a)	65,000	68,087
		267,737
Media - Services: 0.7%
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	50,000	48,312
Lamar Media Corp., 5.750%, 2/1/26	10,000	10,775
		59,087
Metals/Mining Excluding Steel: 2.6%
FMG Resources, 9.750%, 3/1/22(a)	50,000	58,000
Freeport-McMoRan, Inc., 3.100%, 3/15/20	45,000	43,312
Freeport-McMoRan, Inc., 5.450%, 3/15/43	50,000	40,500
Teck Resources Ltd., 3.750%, 2/1/23	35,000	32,069
Teck Resources Ltd., 6.250%, 7/15/41	25,000	23,938
Teck Resources Ltd., 4.500%, 1/15/21	20,000	19,800
		217,619
Multi-Line Insurance: 0.4%
Hub International Ltd., 7.875%, 10/1/21(a)	35,000	35,700
Non-Food & Drug Retailers: 1.1%
JC Penney, Inc., 8.125%, 10/1/19	45,000	49,162
PetSmart, Inc., 7.125%, 3/15/23(a)	45,000	47,250
		96,412
Oil Field Equipment & Services: 2.8%
Access Midstream Partners, L.P., 4.875%, 3/15/24	25,000	25,277
CSI Compressco, L.P., 7.250%, 8/15/22	30,000	28,350
Hornbeck Offshore Services, Inc., 5.000%, 3/1/21	30,000	17,550
Noble Holding International Ltd, 3.950%, 3/15/22	20,000	14,900
Noble Holding International Ltd, 4.625%, 3/1/21	10,000	8,000
Pioneer Energy Services Corp., 6.125%, 3/15/22(d)	30,000	19,800
SESI LLC, 7.125%, 12/15/21	25,000	24,375
Transocean, Inc., 9.000%, 7/15/23(a)	20,000	19,450
Transocean, Inc., 8.125%, 12/15/21	45,000	42,975
Trinidad Drilling Ltd., 7.875%, 1/15/19(a)	35,000	32,550
		233,227

Oil Refining & Marketing: 1.0%
PBF Energy, 7.000%, 11/15/23(a)	40,000	37,700
Western Refining, Inc., 6.250%, 4/1/21	45,000	44,438
		82,138
Pharmaceuticals & Devices: 5.2%
Endo Finance, 5.370%, 1/15/23(a)	70,000	61,950
Jaguar Holding Co., 6.375%, 8/1/23(a)	55,000	57,200
Kinetic Concepts, Inc., 9.625%, 10/1/21(a)	20,000	20,000
Kinetic Concepts, Inc., 10.500%, 11/1/18	70,000	73,587
Mallinckrodt International Finance SA, 4.750%, 4/15/23	25,000	22,500
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(a)	75,000	64,594
Valeant Pharmaceuticals, Inc., 5.625%, 12/1/21(a)	30,000	26,775
Valeant Pharmaceuticals, Inc., 5.875%, 5/15/23(a)	15,000	12,966
Valeant Pharmaceuticals, Inc., 6.375%, 10/15/20(a)	65,000	60,938
Valeant Pharmaceuticals, Inc., 5.375%, 3/15/20(a)	45,000	41,625
		442,135
Printing & Publishing: 0.8%
Lee Enterprises, Inc., 9.500%, 3/15/22(a)	45,000	46,462
Time, Inc., 5.750%, 4/15/22(a)	25,000	24,563
		71,025
Railroads: 0.7%
Watco Companies, 6.375%, 4/1/23(a)	60,000	60,600
Real Estate Development & Management: 0.6%
Realogy Group, 5.250%, 12/1/21(a)	50,000	52,609
Restaurants: 0.9%
Landry's, Inc., 6.750%, 10/15/24(a)	35,000	35,613
P.F. Chang's China Bistro, 10.250%, 6/30/20(a)(d)	40,000	37,700
		73,313
Software/Services: 0.4%
Nuance Communications, Inc., 5.375%, 8/15/20(a)	30,000	30,750
Steel Producers/Products: 0.6%
United States Steel Corp., 7.500%, 3/15/22	20,000	19,841
United States Steel Corp., 7.375%, 4/1/20	35,000	34,825
		54,666
Support - Services: 2.4%
ADT Corp., 4.875%, 7/15/32(a)	50,000	43,875
ADT Corp., 6.250%, 10/15/21	20,000	21,750
ADT Corp., 3.500%, 7/15/22	10,000	9,625
Ahern Rentals, Inc., 7.375%, 5/15/23(a)(d)	70,000	45,325
Avis Budget Group, Inc., 5.125%, 6/1/22(a)	40,000	40,125
West Corp., 5.375%, 7/15/22(a)	40,000	39,200
		199,900
Telecom - Integrated/Services: 8.1%
CenturyLink, Inc., 7.500%, 4/1/24	5,000	5,337
CenturyLink, Inc., 5.625%, 4/1/20	25,000	26,437
CenturyLink, Inc., 6.450%, 6/15/21	5,000	5,356
Cincinnati Bell, Inc., 7.000%, 7/15/24(a)	20,000	20,500
Cogent Communications Finance, Inc., 5.625%, 4/15/21(a)	50,000	50,750
CyrusOne, L.P., 6.375%, 11/15/22	30,000	31,772
EarthLink, Inc., 7.375%, 6/1/20	60,000	63,075
Frontier Communications Corp., 8.875%, 9/15/20	30,000	32,363
Frontier Communications Corp., 11.000%, 9/15/25(a)	50,000	52,125
Frontier Communications Corp., 7.625%, 4/15/24	55,000	51,425
Frontier Communications Corp., 6.875%, 1/15/25	55,000	48,675
Gogo, Inc., 12.500%, 7/1/22(a)	40,000	43,000

Intelsat Jackson Holdings SA, 7.250%, 4/1/19	80,000	64,400
Intelsat Luxembourg SA, 7.750%, 6/1/21	85,000	28,263
Level 3 Financing, Inc., 5.125%, 5/1/23	20,000	20,600
WaveDivision Escrow, 8.125%, 9/1/20(a)	50,000	51,875
Windstream Corp., 7.750%, 10/1/21	60,000	59,700
Windstream Corp., 7.750%, 10/15/20	30,000	30,600
		686,253
Telecom - Wireless: 2.7%
Sprint Capital Corp., 6.875%, 11/15/28	25,000	23,531
Sprint Corp., 7.250%, 9/15/21	115,000	115,575
Sprint Corp., 7.875%, 9/15/23	40,000	40,400
Sprint Nextel Corp., 7.000%, 8/15/20	30,000	30,150
Sprint Nextel Corp., 7.000%, 3/1/20(a)	15,000	16,163
		225,819
Telecommunications Equipment: 0.3%
CommScope, Inc., 5.500%, 6/15/24(a)	25,000	26,375
Transportation Excluding Air/Rail: 1.7%
Con-Way, Inc., 7.250%, 1/15/18	50,000	51,125
Deck Chassis Acquisition, Inc., 10.000%, 6/15/23(a)	15,000	15,750
Eletson Holdings, Inc., 9.625%, 1/15/22(a)(d)	50,000	35,500
OPE KAG Finance Sub, Inc., 7.875%, 7/31/23(a)	40,000	37,900
		140,275
Total Corporate Bonds (cost $7,638,993)		8,065,991

Convertible Bonds: 0.9%
Automotive: 0.3%
Navistar International Corp., 4.750%, 4/15/19	25,000	23,203
Energy - Exploration & Production: 0.2%
Comstock Resources, Inc., 7.750%, 4/1/19	25,000	18,125
Oil Field Equipment & Services: 0.4%
Helix Energy Solutions Group, Inc., 3.250%, 3/15/32	25,000	23,422
Hornbeck Offshore Services, Inc., 1.500%, 9/1/19	15,000	8,550
		31,972
Total Convertible Bonds (cost $71,504)		73,300

Common Stocks: 0.0%	Shares	Value
Energy - Exploration & Production: 0.0%
Southwestern Energy Co.(c)	21	$291
PetroQuest Energy, Inc.(d)(g)	794	2,747
		3,038
Media - Cable: 0.0%
ACC Claims Holdings LLC	11,610	58
Total Common Stocks (cost $506)		3,096

Convertible Preferred Stocks: 0.4%
Energy - Exploration & Production: 0.4%
Southwestern Energy Co.	1,000	31,570
Total Convertible Preferred Stocks (cost $33,470)		31,570

Preferred Stocks: 0.0%
Spanish Broadcasting Systems, Inc.(c)(d)	1	38
Total Preferred Stocks (cost $613)		38

Warrants: 0.0%
Comstock Resources, Inc.(c)	138	1,053
Total Warrants (cost $0)		1,053

Short-Term Investments: 3.0%
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.22%(b)	256,955	256,955
Total Short-Term Investments (cost $256,955)		256,955

Total Investments - 99.8% (cost $8,002,041)		8,432,003
Other Assets and Liabilities 0.2%		13,331
Net Assets: 100.0%		$8,445,334

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2016, the value of these investments was $3,467,108, or 41.1% of total net assets.

(b) Rate reported is the current yield as of September 30, 2016.
(c) No distribution or dividend was made during the period ending September 30, 2016. As such, it is classified as a non-income producing security as of September 30, 2016.
(d) Securities considered illiquid. As of September 30, 2016, the value of these investments was $585,954 or 6.94% of total net assets.
(e) Non-income producing. Item identified as in default as to payment of interest.
(f) Payment-in-kind security.
(g) Restricted security.

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments		$8,002,041
Gross unrealized appreciation		466,816
Gross unrealized depreciation		(36,854)
Net unrealized appreciation		$429,962

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

PENN Capital Senior Floating Rate Income Fund
Schedule of Investments	September 30, 2016 (Unaudited)

Bank Loans: 83.5%(a)	Principal	Value
Auto Parts & Equipment: 2.5%
Key Safety Systems, 5.500%, 8/29/21	235,287	$237,052
TI Group Automotive Systems, 4.500%, 6/30/22	247,500	247,809
		484,861
Automotive: 1.3%
Navistar, Inc., 6.500%, 8/7/20	250,000	250,470
Chemical Companies: 1.8%
Huntsman International, 3.580%, 4/19/19	365,710	365,483
Communications Equipment: 2.5%
GTT Communications, Inc., 5.750%, 10/22/22(d)	248,747	248,436
Polycom, Inc., 7.500%, 9/27/23	250,000	240,625
		489,061
Computer Hardware: 4.2%
Avago Technologies, 3.524%, 2/1/23	337,360	341,202
Dell Software Group, 7.000%, 9/27/22	250,000	247,813
Dell, Inc., 2.680%, 12/31/18	250,000	248,802
		837,817
Computers & Peripherals: 2.0%
Western Digital Corp., 4.500%, 4/29/23	399,000	402,743
Electric - Generation: 2.5%
Calpine Corp., 4.000%, 1/15/23	496,250	498,731
Electronics: 1.3%
Micron Technology, Inc., 6.530%, 4/26/22	249,375	251,914
Energy - Other: 1.3%
Western Refining, Inc., 5.500%, 6/23/23	249,375	248,752
Entertainment: 1.3%
Life Time Fitness, 4.250%, 6/10/22	248,116	248,160
Environmental & Waste: 1.3%
USAGM HoldCo LLC, 5.500%, 7/28/22	250,000	250,390
Food - Wholesale: 2.5%
JBS USA, Inc., 3.750%, 9/18/20	248,082	248,082
Pinnacle Foods, Inc., 3.280%, 1/13/23	248,125	249,924
		498,006
Food & Drug Retailers: 1.3%
Albertson's LLC, 4.750%, 12/21/22	248,752	251,085
Gaming: 2.5%
Affinity Gaming LLC, 5.000%, 7/1/23	249,375	249,220
Scientific Games, 6.000%, 10/18/20	248,721	249,420
		498,640
Health Care Providers & Services: 1.3%
Prospect Medical Holdings, Inc., 7.000%, 6/30/22	249,375	247,193
Health Services: 5.1%
Acadia Healthcare, 3.750%, 2/16/23	248,125	249,676
American Renal Holdings, Inc., 4.750%, 8/20/19	249,336	248,869
Concentra Operating Corp., 4.005%, 6/1/22	249,369	248,433
Envision Healthcare, 4.500%, 10/28/22	247,503	248,476
		995,454

Hotels: 2.5%
Belmond Hotels, 4.000%, 3/19/21	248,092	246,541
Four Seasons, 3.750%, 6/27/20	246,915	248,150
		494,691
Investments & Miscellaneous Financial Services: 2.5%
Russell Investment Management Company, 6.750%, 6/1/23	249,375	247,193
WEX, Inc., 4.250%, 6/30/23	249,375	252,076
		499,269
Media - Broadcast: 1.3%
Univision Communications, Inc, 4.000%, 3/1/20	247,339	247,700
Media - Cable: 1.3%
Wide Open West, 4.500%, 8/18/23	250,000	248,802
Media - Services: 1.9%
Match Group, Inc., 5.500%, 11/16/22	121,875	122,484
Nielsen Finance, 2.500%, 9/23/23	250,000	251,055
		373,539
Metals & Mining: 1.3%
JMC Steel, 6.000%, 6/14/21	248,750	250,772
Multi-Line Insurance: 1.3%
Hub International Ltd., 4.000%, 10/2/20	248,728	248,728
Non-Food & Drug Retailers: 5.1%
Party City, 4.250%, 8/19/22	248,106	248,816
PetCo Animal Supplies, Inc., 5.000%, 1/26/23	248,750	251,203
PetSmart, Inc., 4.250%, 3/11/22	496,231	496,802
		996,821
Oil Refining & Marketing: 1.2%
Gulf Finance, 6.250%, 8/25/23	250,000	242,657
Other Industrial & Manufacturing: 2.5%
Rexnord LLC, 4.000%, 8/21/20	236,867	237,076
XPO Logistics, Inc., 4.250%, 11/1/21	249,375	250,674
		487,750
Packaging: 1.1%
Berry Plastics Corp., 3.750%, 10/1/22	214,258	214,853
Pharmaceuticals & Devices: 3.7%
Alere, Inc., 4.250%, 6/20/22	249,369	247,257
Endo Pharmaceuticals, Inc., 3.750%, 9/26/22	248,125	247,435
Valeant Pharmaceuticals, Inc., 5.000%, 2/13/19	241,229	241,343
		736,035
Printing & Publishing: 2.5%
Tribune Media Co., 3.750%, 12/27/20	247,494	249,117
US Airways, 3.500%, 5/23/19	247,449	247,345
		496,462
Restaurants: 2.5%
Burger King, 3.750%, 12/10/21	248,102	249,730
Landry's, Inc., 4.000%, 9/19/23	250,000	251,145
		500,875
Software: 1.2%
Veritas US, Inc., 6.625%, 1/27/23	248,750	231,711
Software/Services: 5.5%
First Data Corp., 4.530%, 3/24/21	373,697	376,291
HD Supply, Inc., 3.750%, 8/13/21	247,500	247,705
Premiere Global Services, Inc., 7.500%, 12/8/21(d)	243,734	237,032
Zayo Group, 3.750%, 5/6/21	225,333	226,273
		1,087,301

Support - Services: 3.8%
KAR Auction Services, Inc., 4.370%, 3/9/23	248,750	251,859
ServiceMaster Co., 4.250%, 7/1/21	247,475	249,640
TruGreen, 6.500%, 4/13/23	249,375	250,934
		752,433
Telecom - Integrated/Services: 6.3%
Altice Financing, 4.247%, 12/14/22	248,125	249,676
Frontier Communications Corp., 3.030%, 3/31/21	246,835	242,721
Level 3 Financing, Inc., 4.000%, 1/15/20	250,000	251,062
Numericable, 4.752%, 2/10/23	497,500	500,764
		1,244,223
Telecom - Wireless: 1.3%
FairPoint Communications, Inc., 7.500%, 2/14/19	248,072	247,938
Total Bank Loans (cost $16,176,308)		16,421,320

Corporate Bonds: 12.0%
Chemical Companies: 0.5%
Valvoline, Inc., 5.500%, 7/15/24(b)	90,000	94,275
Computer Hardware: 2.2%
Dell, Inc., 5.450%, 6/15/23(b)	200,000	214,205
Diamond 1 Finance Corp., 5.875%, 6/15/21(b)	200,000	212,500
		426,705
Diversified Capital Goods: 0.5%
WESCO Distribution, Inc., 5.375%, 6/15/24(b)	100,000	100,188
Energy - Exploration & Production: 1.0%
Callon Petroleum Co., 6.125%, 10/1/24(b)	100,000	103,500
Continental Resources, Inc., 7.125%, 4/1/21	95,000	97,850
		201,350
Gas Distribution: 1.8%
Sunoco, L.P., 6.250%, 4/15/21	100,000	103,000
Tallgrass Energy Partners, L.P., 5.500%, 9/15/24(b)	145,000	146,088
Targa Resources Partners, L.P., 5.000%, 1/15/18	100,000	103,500
		352,588
Hospitals: 1.7%
Community Health Systems, Inc., 5.125%, 8/1/21	100,000	99,000
HCA Holdings, Inc., 7.500%, 2/15/22	125,000	143,437
Tenet Healthcare Corp., 4.350%, 6/15/20	100,000	100,510
		342,947
Investments & Miscellaneous Financial Services: 0.5%
E*Trade Financial Corp., 5.375%, 11/15/22	100,000	106,602
Media - Cable: 0.6%
CSC Holdings, Inc., 8.625%, 2/15/19	100,000	111,688
Media - Services: 0.6%
Match Group, Inc., 6.375%, 6/1/24	100,000	108,500
Pharmaceuticals & Devices: 0.5%
Mallinckrodt International Finance, 5.625%, 10/15/23(b)	100,000	95,750
Software/Services: 0.5%
MSCI, Inc., 4.750%, 8/1/26(b)	100,000	101,250

Support - Services: 1.1%
West Corp., 4.750%, 7/15/21(b)	200,000	206,000
Telecom - Integrated/Services: 0.5%
Frontier Communications Corp., 10.500%, 9/15/22	100,000	106,000
Total Corporate Bonds (cost $2,292,933)		2,353,843

Short-Term Investments: 7.3%	Shares	Value
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.22%(c)	1,437,267	1,437,267
Total Short-Term Investments (cost $1,437,267)		1,437,267

Total Investments - 102.8% (cost $19,906,508)		20,212,430
Liabilities in Excess of Other Assets (2.8)%		(542,019)
Net Assets: 100.0%		$19,670,411

(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2016, the value of these investments was $1,273,756, or 6.5% of total net assets.

(c) Rate reported is the current yield as of September 30, 2016.
(d) Securities considered illiquid. As of September 30, 2016, the value of these investments was $485,468 or 2.47% of total net assets

The cost basis of investments for federal income tax purposes at September 30, 2016 was as follows*:

Cost of investments		$19,906,508
Gross unrealized appreciation		315,687
Gross unrealized depreciation		(9,765)
Net unrealized appreciation		$305,922

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investment Valuation

The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price, or if no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the most recent quoted bid price. Futures contracts are valued at the daily quoted settlement prices. Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its NAV at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange. If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of September 30, 2016 in valuing each Fund’s investments:

PENN Capital Small/Mid Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Common Stocks	$9,622,557	$-	$-	$9,622,557
Real Estate Investment Trusts (REITs)	467,194	-	-	467,194
Short-Term Investments	158,962	-	-	158,962
Total Investments in Securities	$10,248,713	$-	$-	$10,248,713

PENN Capital Small Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Common Stocks	$9,288,202	$-	$-	$9,288,202
Real Estate Investment Trusts (REITs)	187,222	-	-	187,222
Short-Term Investments	133,222	-	-	133,222
Total Investments in Securities	$9,608,646	$-	$-	$9,608,646

PENN Capital Opportunistic High Yield Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$8,065,991	$-	$8,065,991

Convertible Bonds	-	73,300	-	73,300
Common Stocks	3,038	-	58	3,096
Convertible Preferred Stocks	31,570	-	-	31,570
Preferred Stocks	-	-	38	38
Warrants	-	1,053	-	1,053
Short-Term Investments	256,955	-	-	256,955
Total Investments in Securities	$291,563	$8,140,344	$96	$8,432,003

PENN Capital Senior Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Bank Loans	$-	$16,421,320	$-	$16,421,320
Corporate Bonds	-	2,353,843	-	2,353,843
Short-Term Investments	1,437,267	-	-	1,437,267
Total Investments in Securities	$1,437,267	$18,775,163	$-	$20,212,430

(a)  All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of September 30, 2016:

Type of Assets	Fair value as of September 30, 2016	Valuation Techniques(s)	Unobservable Input
PENN Capital Opportunistic High Yield Fund
Common Stocks
ACC Claims Holdings LLC	$58	Broker Quote	-
Preferred Stock
Spanish Broadcasting Systems, Inc.	38	Broker Quote	-

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

	Balance as of July 1, 2016	Purchases	Sales	Accretion of Discount	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2016	Change in Unrealized Appreciation / Depreciation from Investments Held as of September 30, 2016
PENN Capital Opportunistic High Yield Fund
ACC Claims Holdings LLC	$73	$-	$-	$-	$	$(15)	$58	$(15)
Spanish Broadcasting Systems, Inc.	496	-	-	-		(458)	38	(458)

The Funds disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended September 30, 2016.

Item 2. Controls and Procedures.

(a)	The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)	There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PENN Capital Funds Trust

By (Signature and Title)  /s/ Richard A. Hocker
  Richard A. Hocker, President

Date   November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Richard A. Hocker
   Richard A. Hocker, President

Date  November 21, 2016

By (Signature and Title)  /s/ Gerald McBride
  Gerald McBride, Treasurer

Date  November 21, 2016